Subsequent events (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended
	Jan. 14, 2026	Apr. 30, 2026	Nov. 30, 2025	Feb. 28, 2026
Disclosure of non-adjusting events after reporting period [line items]
Number of Voting Common Shares issued to third parties in exchange for services				22,541
Number of Voting Common Shares value issued to third parties in exchange for services				$ 190,788
Number of shares issued during the period	40
At the market public offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued during the period				204,936
Less transaction costs				$ 53,467
Issue of common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of Voting Common Shares issued to third parties in exchange for services		1,000	1,000
Number of Voting Common Shares value issued to third parties in exchange for services		$ 2,380
Issue of common shares | At the market public offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued during the period		338,053
Total gross proceeds		$ 802,875
Less transaction costs		$ 24,086